Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets	12 Months Ended
Dec. 31, 2020
Land [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life
Paintings and works of art [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life
Carpets and curtains [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	36 months
Computers and hardware[Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	36 months
Vehicles [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	36 months
IT systems and software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	36 months
ATMs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	60 months
Other machines and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	60 months
Office furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	60 months
Telephone and communication systems [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	60 months
Security systems [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	60 months
Rights over telephone lines [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	60 months
Air conditioning systems [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	84 months
Other installations [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	120 months
Buildings [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	1200 months